VALUE OF CHARTER PARTY CONTRACTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2015	Mar. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Favorable Charter Party Contracts, Total	$ 103,376,000	$ 0		$ 127,090,000	$ 0
Favorable Charter Party Contracts, Amortization	23,714,000	0	$ 0
Favorable Charter Party Contracts, Current	(28,829,000)	0		(30,417,000)
Favorable charter party contracts	74,547,000	0		96,673,000
Favorable Charter Party Contracts, Amortization, 2016	28,829,000
Favorable Charter Party Contracts, Amortization, 2017	20,861,000
Favorable Charter Party Contracts, Amortization, 2018	18,732,000
Favorable Charter Party Contracts, Amortization, 2019	18,732,000
Favorable Charter Party Contracts, Amortization, 2020	12,148,000
Favorable Charter Party Contracts, Amortization, Thereafter	4,074,000
Unfavorable Charter Party Contracts, Total	6,144,000	0		7,543,000	$ 0
Unfavorable Charter Party Contracts, Amortization	(1,399,000)	0	$ 0
Unfavorable Charter Party Contracts, Current	(674,000)	0		(1,567,000)
Unfavorable Charter Party Contracts, Non Current	5,470,000	$ 0		$ 5,976,000
Unfavorable Charter Party Contracts, Amortization, 2016	674,000
Unfavorable Charter Party Contracts, Amortization, 2017	672,000
Unfavorable Charter Party Contracts, Amortization, 2018	672,000
Unfavorable Charter Party Contracts, Amortization, 2019	672,000
Unfavorable Charter Party Contracts, Amortization, 2020	674,000
Unfavorable Charter Party Contracts, Amortization, Thereafter	$ 2,780,000